Guarantor and Non-Guarantor Financial Information (Details 1) - USD ($) $ in Millions	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Current Assets
Cash and cash equivalents	$ 109.8	$ 125.6	$ 153.5	$ 256.4
Inventories	899.4	1,163.6
Other current assets	564.2	694.7
Total Current Assets	1,573.4	1,983.9
Property, Plant, and Equipment – Net	1,627.7	1,678.3
Investments in Subsidiaries	0.0	0.0
Intercompany Receivable	0.0	0.0
Other Noncurrent Assets
Goodwill	6,091.1	6,011.6	3,098.2
Other intangible assets – net	6,494.4	6,950.3
Other noncurrent assets	197.5	182.2
Total Other Noncurrent Assets	12,783.0	13,144.1
Total Assets	15,984.1	16,806.3	9,041.4
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	1,213.0	1,022.6
Noncurrent Liabilities
Long-term debt	5,146.0	5,944.9
Deferred income taxes	2,230.3	2,397.0
Intercompany payable	0.0	0.0
Other noncurrent liabilities	386.3	354.9
Total Noncurrent Liabilities	7,762.6	8,696.8
Total Liabilities	8,975.6	9,719.4
Total Shareholders’ Equity	7,008.5	7,086.9	5,029.6	5,148.8
Total Liabilities and Shareholders’ Equity	15,984.1	16,806.3
Eliminations [Member]
Current Assets
Cash and cash equivalents	0.0	0.0	0.0	0.0
Inventories	4.2	3.7
Other current assets	(10.9)	(12.6)
Total Current Assets	(6.7)	(8.9)
Property, Plant, and Equipment – Net	0.0	0.0
Investments in Subsidiaries	(19,741.7)	(19,062.5)
Intercompany Receivable	(1,948.6)	(438.3)
Other Noncurrent Assets
Goodwill	0.0	0.0
Other intangible assets – net	0.0	0.0
Other noncurrent assets	0.0	0.0
Total Other Noncurrent Assets	0.0	0.0
Total Assets	(21,697.0)	(19,509.7)
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	(10.8)	(12.6)
Noncurrent Liabilities
Long-term debt	0.0	0.0
Deferred income taxes	0.0	0.0
Intercompany payable	(4,644.7)	(3,080.2)
Other noncurrent liabilities	0.0	0.0
Total Noncurrent Liabilities	(4,644.7)	(3,080.2)
Total Liabilities	(4,655.5)	(3,092.8)
Total Shareholders’ Equity	(17,041.5)	(16,416.9)
Total Liabilities and Shareholders’ Equity	(21,697.0)	(19,509.7)
The J.M. Smucker Company (Parent) [Member] | Operating Segments [Member]
Current Assets
Cash and cash equivalents	7.0	7.1	6.8	108.0
Inventories	0.0	0.0
Other current assets	497.3	413.8
Total Current Assets	504.3	420.9
Property, Plant, and Equipment – Net	296.3	258.0
Investments in Subsidiaries	15,092.2	14,610.4
Intercompany Receivable	0.0	0.0
Other Noncurrent Assets
Goodwill	1,494.8	1,082.0
Other intangible assets – net	428.3	501.1
Other noncurrent assets	57.4	55.6
Total Other Noncurrent Assets	1,980.5	1,638.7
Total Assets	17,873.3	16,928.0
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	723.3	484.0
Noncurrent Liabilities
Long-term debt	5,146.0	5,944.9
Deferred income taxes	60.7	93.3
Intercompany payable	4,644.7	3,080.2
Other noncurrent liabilities	290.1	238.7
Total Noncurrent Liabilities	10,141.5	9,357.1
Total Liabilities	10,864.8	9,841.1
Total Shareholders’ Equity	7,008.5	7,086.9
Total Liabilities and Shareholders’ Equity	17,873.3	16,928.0
Guarantor Subsidiaries [Member] | Operating Segments [Member]
Current Assets
Cash and cash equivalents	0.0	0.0	0.0	0.0
Inventories	143.2	180.3
Other current assets	5.9	4.8
Total Current Assets	149.1	185.1
Property, Plant, and Equipment – Net	587.0	591.3
Investments in Subsidiaries	4,317.9	4,179.7
Intercompany Receivable	404.7	305.2
Other Noncurrent Assets
Goodwill	0.0	0.0
Other intangible assets – net	0.0	0.0
Other noncurrent assets	10.4	10.5
Total Other Noncurrent Assets	10.4	10.5
Total Assets	5,469.1	5,271.8
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	78.9	82.6
Noncurrent Liabilities
Long-term debt	0.0	0.0
Deferred income taxes	0.0	0.0
Intercompany payable	0.0	0.0
Other noncurrent liabilities	17.9	15.2
Total Noncurrent Liabilities	17.9	15.2
Total Liabilities	96.8	97.8
Total Shareholders’ Equity	5,372.3	5,174.0
Total Liabilities and Shareholders’ Equity	5,469.1	5,271.8
Non-Guarantor Subsidiaries [Member] | Operating Segments [Member]
Current Assets
Cash and cash equivalents	102.8	118.5	$ 146.7	$ 148.4
Inventories	752.0	979.6
Other current assets	71.9	288.7
Total Current Assets	926.7	1,386.8
Property, Plant, and Equipment – Net	744.4	829.0
Investments in Subsidiaries	331.6	272.4
Intercompany Receivable	1,543.9	133.1
Other Noncurrent Assets
Goodwill	4,596.3	4,929.6
Other intangible assets – net	6,066.1	6,449.2
Other noncurrent assets	129.7	116.1
Total Other Noncurrent Assets	10,792.1	11,494.9
Total Assets	14,338.7	14,116.2
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	421.6	468.6
Noncurrent Liabilities
Long-term debt	0.0	0.0
Deferred income taxes	2,169.6	2,303.7
Intercompany payable	0.0	0.0
Other noncurrent liabilities	78.3	101.0
Total Noncurrent Liabilities	2,247.9	2,404.7
Total Liabilities	2,669.5	2,873.3
Total Shareholders’ Equity	11,669.2	11,242.9
Total Liabilities and Shareholders’ Equity	$ 14,338.7	$ 14,116.2